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                                                              File Nos. 33-76894
                                                                       811-08448

      As filed with the Securities and Exchange Commission on April 11, 2011


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /___/

                      Post-Effective Amendment No. 27             / X /
                                                                   ---


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /
                                                                   ---

                             Amendment No. 29                     / X /
                                                                   ---

                        (Check appropriate box or boxes)


                          PIONEER EMERGING MARKETS FUND
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     _X__ immediately upon filing pursuant to paragraph (b)
     __ on [date] pursuant to paragraph (b)
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 11th day of April, 2011.


                                             PIONEER EMERGING MARKETS FUND



                                        By:  /s/ Daniel K. Kingsbury
                                             Daniel K. Kingsbury
                                             Executive Vice President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on April 11, 2011:


Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board,
John F. Cogan, Jr.             President (Principal Executive
                               Officer) and Trustee


Mark E. Bradley*               Treasurer (Principal Financial
Mark E. Bradley                and Accounting Officer)


David R. Bock*                 Trustee
David R. Bock


Mary K. Bush*                  Trustee
Mary K. Bush


Benjamin M. Friedman*          Trustee
Benjamin M. Friedmam


Margaret B.W. Graham*          Trustee
Margaret B.W. Graham



/s/ Daniel K. Kingsbury        Executive Vice President
Daniel K. Kingsbury            and Trustee


Thomas J. Perna*               Trustee
Thomas J. Perna


Marguerite A. Piret*           Trustee
Marguerite A. Piret


Stephen K. West*               Trustee
Stephen K. West




*By:     /s/ Daniel K. Kingsbury        Dated: April 11, 2011
             Daniel K. Kingsbury
             Attorney-in-Fact


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                                 EXHIBIT INDEX

       Index Number        Description of Index

       EX-101.INS          XBRL Instance Document

       EX-101.SCH          XBRL Taxonomy Extension Schema Document

       EX-101.CAL          XBRL Taxonomy Extension Calculation Document

       EX-101.DEF          XBRL Taxonomy Extension Definition Document

       EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase

       EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase